Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment, net
11.	Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2015	2016
	RMB	RMB
Buildings	519,309	1,172,236
Computers and equipment	364,136	463,461
Leasehold improvements	109,452	138,463
Software	22,827	39,909
Furniture and fixtures	15,140	19,008
Motor vehicles	8,029	7,173
Total	1,038,893	1,840,250
Less: Accumulated depreciation	(239,578)	(359,329)
Net book value	799,315	1,480,921

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were RMB34,360, RMB91,471 and RMB175,636, respectively.